PROFESSIONAL FEES (Tables)	12 Months Ended
Nov. 30, 2025
PROFESSIONAL FEES
Schedule of professional fees

		For the period from
		December 14, 2023
	For the year ended	(Inception) through
	November 30, 2025	November 30, 2024
Consulting	$1,402,176	$561,724
Management fees	354,145	127,500
Legal, accounting and others	1,318,991	68,919
Total, Professional fees	$3,075,312	$758,143